UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:       Jericho Capital Asset Management L.P.

Address:    510 Madison Avenue, 27th Floor
            New York, New York 10022


13F File Number: 028-14687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Josh Resnick
Title:   Managing Member
Phone:  (212) 946-7650


Signature, Place and Date of Signing:


/s/ Josh Resnick                New York, New York           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $497,463
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number      Name

1.        028-14688                 Jericho Capital Master Fund L.P.

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2012


COLUMN 1                         COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------------                --------------  ---------  ---------  -------------------  ---------- ---------  ---------------------
                                                           VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT   PRN CALL  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------                --------------  ---------  ---------  ---------  --- ----  ---------- ---------  --------- ------ ----
21VIANET GROUP INC            SPONSORED ADR   90138A103   18,437    1,610,210  SH         DEFINED       1      1,610,210
BMC SOFTWARE INC              COM             055921100   13,530      317,000  SH         DEFINED       1        317,000
CALIX INC                     COM             13100M509   11,098    1,350,091  SH         DEFINED       1      1,350,091
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305   52,790      744,879  SH         DEFINED       1        744,879
CIRRUS LOGIC INC              COM             172755100   23,056      772,381  SH         DEFINED       1        772,381
COGENT COMM GROUP INC         COM NEW         19239V302   21,539    1,119,500  SH         DEFINED       1      1,119,500
COMMVAULT SYSTEMS INC         COM             204166102    9,482      191,285  SH         DEFINED       1        191,285
DICE HLDGS INC                COM             253017107   14,003    1,491,251  SH         DEFINED       1      1,491,251
ENTRAVISION COMMUNICATIONS C  CL A            29382R107    1,529    1,263,312  SH         DEFINED       1      1,263,312
EQUINIX INC                   COM NEW         29444U502   56,612      322,300  SH         DEFINED       1        322,300
EZCHIP SEMICONDUCTOR LIMITED  ORD             M4146Y108   26,244      655,440  SH         DEFINED       1        655,440
FACEBOOK INC                  CL A            30303M102    1,151       37,000  SH         DEFINED       1         37,000
IMAX CORP                     COM             45245E109   38,366    1,596,578  SH         DEFINED       1      1,596,578
INTERXION HOLDING N.V         SHS             N47279109   22,082    1,219,312  SH         DEFINED       1      1,219,312
LOGMEIN INC                   COM             54142L109   19,635      643,362  SH         DEFINED       1        643,362
MELCO CROWN ENTMT LTD         ADR             585464900    9,216      800,000  SH  CALL   DEFINED       1        800,000
MICRON TECHNOLOGY INC         COM             595112103    5,500      871,600  SH         DEFINED       1        871,600
OCZ TECHNOLOGY GROUP INC      COM             67086E303   17,684    3,342,939  SH         DEFINED       1      3,342,939
PEGASYSTEMS INC               COM             705573103    9,899      300,138  SH         DEFINED       1        300,138
SHUTTERFLY INC                COM             82568P304   30,121      981,476  SH         DEFINED       1        981,476
SIRIUS XM RADIO INC           COM             82967N108   12,926    6,987,000  SH         DEFINED       1      6,987,000
SPREADTRUM COMMUNICATIONS IN  ADR             849415203   33,217    1,881,992  SH         DEFINED       1      1,881,992
SPRINT NEXTEL CORP            COM SER 1       852061100   36,245   11,118,000  SH         DEFINED       1     11,118,000
TIVO INC                      COM             888706108   13,101    1,586,039  SH         DEFINED       1      1,586,039





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